Insider Trading Policies and Procedures	12 Months Ended
Dec. 31, 2025
Insider Trading Policies and Procedures [Line Items]
Insider Trading Policies and Procedures Adopted	false
Insider Trading Policies and Procedures Not Adopted
The Company has not adopted any insider trading policies or procedures governing the purchase, sale and/or other dispositions of its securities by directors, officers and employees. This is reasonable in view of the Board of Directors, as there is no established public market for the Company’s Common Stock. During the year ended December 31, 2024, no director or officer of the Company adopted or terminated a “Rule 10b5-1 trading arrangement” or “non-Rule 10b5-1 trading arrangement,” as each term is defined in Item 408(a) of Regulation S-K.